UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: September 30, 2013

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS EQUITY TRUST

CLEARBRIDGE EQUITY INCOME FUND

FORM N-Q

SEPTEMBER 30, 2013

CLEARBRIDGE EQUITY INCOME FUND

Schedule of Investments (unaudited)	September 30, 2013

SECURITY	SHARES	VALUE
COMMON STOCKS - 85.4%
CONSUMER DISCRETIONARY - 7.7%
Automobiles - 1.3%
Ford Motor Co.	1,544,810	$26,060,945
Honda Motor Co., Ltd., ADR	984,732	37,557,678

Total Automobiles		63,618,623

Hotels, Restaurants & Leisure - 0.5%
Yum! Brands Inc.	335,420	23,945,634

Media - 3.3%
Comcast Corp., Special Class A Shares	1,906,110	82,667,991
Time Warner Inc.	1,237,660	81,450,404

Total Media		164,118,395

Multiline Retail - 1.5%
Target Corp.	1,199,380	76,736,333

Specialty Retail - 1.1%
Home Depot Inc.	735,860	55,814,981

TOTAL CONSUMER DISCRETIONARY		384,233,966

CONSUMER STAPLES - 8.6%
Beverages - 1.0%
Anheuser-Busch InBev NV, ADR	500,890	49,688,288

Food & Staples Retailing - 1.9%
Wal-Mart Stores Inc.	1,295,940	95,847,722

Food Products - 1.8%
Nestle SA, ADR	1,283,480	89,330,208

Household Products - 3.9%
Kimberly-Clark Corp.	1,056,440	99,537,777
Procter & Gamble Co.	1,268,920	95,917,663

Total Household Products		195,455,440

TOTAL CONSUMER STAPLES		430,321,658

ENERGY - 10.6%
Energy Equipment & Services - 2.4%
Schlumberger Ltd.	1,321,350	116,754,486

Oil, Gas & Consumable Fuels - 8.2%
Chevron Corp.	846,759	102,881,219
Exxon Mobil Corp.	1,577,599	135,736,618
Occidental Petroleum Corp.	325,260	30,424,820
Royal Dutch Shell PLC, ADR, Class B Shares	720,660	49,617,441
Spectra Energy Corp.	2,642,700	90,459,621

Total Oil, Gas & Consumable Fuels		409,119,719

TOTAL ENERGY		525,874,205

FINANCIALS - 9.4%
Diversified Financial Services - 1.9%
Berkshire Hathaway Inc., Class B Shares	843,290	95,721,848	*

Insurance - 3.0%
MetLife Inc.	1,310,154	61,511,730
Travelers Cos. Inc.	1,013,120	85,882,183

Total Insurance		147,393,913

Real Estate Investment Trusts (REITs) - 4.0%
American Tower Corp.	1,270,530	94,184,389
Annaly Capital Management Inc.	2,194,900	25,416,942
Chimera Investment Corp.	4,385,510	13,331,950
Westfield Group	1,219,710	12,528,687	(a)
Weyerhaeuser Co.	1,931,200	55,290,256

Total Real Estate Investment Trusts (REITs)		200,752,224

See Notes to Schedule of Investments.

CLEARBRIDGE EQUITY INCOME FUND

Schedule of Investments (unaudited) (cont’d)	September 30, 2013

SECURITY	SHARES	VALUE
Thrifts & Mortgage Finance - 0.5%
People’s United Financial Inc.	1,659,510	$23,863,754

TOTAL FINANCIALS		467,731,739

HEALTH CARE - 9.0%
Health Care Providers & Services - 2.2%
UnitedHealth Group Inc.	1,524,630	109,178,754

Pharmaceuticals - 6.8%
AstraZeneca PLC, ADR	1,016,420	52,782,690
Bristol-Myers Squibb Co.	569,940	26,376,823
Johnson & Johnson	1,149,107	99,616,086
Merck & Co. Inc.	1,277,680	60,830,345
Pfizer Inc.	3,413,280	97,995,269

Total Pharmaceuticals		337,601,213

TOTAL HEALTH CARE		446,779,967

INDUSTRIALS - 14.1%
Aerospace & Defense - 1.6%
Raytheon Co.	1,067,240	82,252,187

Air Freight & Logistics - 1.6%
United Parcel Service Inc., Class B Shares	860,320	78,607,438

Commercial Services & Supplies - 1.8%
Waste Management Inc.	2,143,940	88,416,086

Industrial Conglomerates - 7.0%
3M Co.	889,370	106,199,672
General Electric Co.	5,082,110	121,411,608
United Technologies Corp.	1,118,060	120,549,229

Total Industrial Conglomerates		348,160,509

Machinery - 0.7%
Caterpillar Inc.	433,830	36,168,407

Road & Rail - 1.4%
Union Pacific Corp.	444,480	69,045,523

TOTAL INDUSTRIALS		702,650,150

INFORMATION TECHNOLOGY - 10.5%
Communications Equipment - 3.1%
Cisco Systems Inc.	2,055,910	48,149,412
QUALCOMM Inc.	1,566,850	105,543,016

Total Communications Equipment		153,692,428

Computers & Peripherals - 1.3%
Apple Inc.	134,240	63,998,920

Electronic Equipment, Instruments & Components - 1.0%
Corning Inc.	3,325,390	48,517,440

IT Services - 1.4%
Automatic Data Processing Inc.	992,270	71,820,503

Semiconductors & Semiconductor Equipment - 1.8%
Intel Corp.	1,978,800	45,354,096
Texas Instruments Inc.	1,168,890	47,071,200

Total Semiconductors & Semiconductor Equipment		92,425,296

Software - 1.9%
Microsoft Corp.	2,845,110	94,770,614

TOTAL INFORMATION TECHNOLOGY		525,225,201

See Notes to Schedule of Investments.

CLEARBRIDGE EQUITY INCOME FUND

Schedule of Investments (unaudited) (cont’d)	September 30, 2013

SECURITY		SHARES	VALUE
MATERIALS - 4.0%
Chemicals - 2.7%
E.I. du Pont de Nemours & Co.		945,270	$55,355,011
PPG Industries Inc.		458,650	76,622,069

Total Chemicals			131,977,080

Paper & Forest Products - 1.3%
International Paper Co.		1,482,830	66,430,784

TOTAL MATERIALS			198,407,864

TELECOMMUNICATION SERVICES - 4.8%
Diversified Telecommunication Services - 3.6%
AT&T Inc.		2,591,880	87,657,381
Verizon Communications Inc.		1,919,580	89,567,603

Total Diversified Telecommunication Services			177,224,984

Wireless Telecommunication Services - 1.2%
Vodafone Group PLC, ADR		1,722,336	60,591,781

TOTAL TELECOMMUNICATION SERVICES			237,816,765

UTILITIES - 6.7%
Electric Utilities - 2.8%
American Electric Power Co. Inc.		1,524,630	66,092,711
Exelon Corp.		1,118,060	33,139,298
NextEra Energy Inc.		526,320	42,189,811

Total Electric Utilities			141,421,820

Gas Utilities - 0.9%
UGI Corp.		1,168,890	45,738,666

Multi-Utilities - 3.0%
CenterPoint Energy Inc.		1,677,100	40,200,087
National Grid PLC		6,404,240	75,763,357	(a)
Wisconsin Energy Corp.		828,380	33,449,984

Total Multi-Utilities			149,413,428

TOTAL UTILITIES			336,573,914

TOTAL COMMON STOCKS (Cost - $3,567,845,765)			4,255,615,429

	RATE
CONVERTIBLE PREFERRED STOCKS - 1.6%
CONSUMER DISCRETIONARY - 0.6%
Automobiles - 0.6%
General Motors Co.	4.750%	609,850	30,583,978

FINANCIALS - 1.0%
Commercial Banks - 0.5%
Wells Fargo & Co.	7.500%	20,328	23,123,303

Insurance - 0.5%
MetLife Inc.	5.000%	867,450	24,861,117

TOTAL FINANCIALS			47,984,420

TOTAL CONVERTIBLE PREFERRED STOCKS (Cost - $75,229,295)			78,568,398

MASTER LIMITED PARTNERSHIPS - 2.3%
Global Infrastructure - 2.3%
Brookfield Infrastructure Partners LP		1,982,020	75,356,400
Brookfield Renewable Energy Partners LP		1,201,029	32,088,072
Brookfield Renewable Energy Partners LP		184,140	4,918,379	*

TOTAL MASTER LIMITED PARTNERSHIPS (Cost - $88,841,114)			112,362,851

See Notes to Schedule of Investments.

CLEARBRIDGE EQUITY INCOME FUND

Schedule of Investments (unaudited) (cont’d)	September 30, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - 0.0%
Finance America Net Interest Margin Trust, 2004-1 A	5.250%	6/27/34	$73,417	$1	(b)(c)(d)
Sail Net Interest Margin Notes, 2003-BC2A A	7.750%	4/27/33	141,210	2	(b)(c)(d)
Sail Net Interest Margin Notes, 2004-2A A	5.500%	3/27/34	35,690	0	(b)(c)(d)(e)

TOTAL ASSET-BACKED SECURITIES (Cost - $250,102)				3

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $3,732,166,276)				4,446,546,681

SHORT-TERM INVESTMENTS - 10.7%
Repurchase Agreements - 10.7%
Interest in $1,450,000,000 joint tri-party repurchase agreement dated 9/30/13 with RBS Securities Inc.; Proceeds at maturity - $382,455,531; (Fully collateralized by various U.S. government obligations, 0.250% to 3.375% due 2/28/15 to 8/31/20; Market value - $390,104,135)	0.050%	10/1/13	382,455,000	382,455,000
Interest in $169,084,000 joint tri-party repurchase agreement dated 9/30/13 with Deutsche Bank Securities Inc.; Proceeds at maturity - $151,153,210; (Fully collateralized by various U.S. government obligations, 0.000% to 4.250% due 2/6/14 to 3/31/18; Market value - $154,176,082)	0.050%	10/1/13	151,153,000	151,153,000

TOTAL SHORT-TERM INVESTMENTS (Cost - $533,608,000)				533,608,000

TOTAL INVESTMENTS - 100.0% (Cost - $4,265,774,276#)				4,980,154,681
Other Assets in Excess of Liabilities - 0.0%				601,616

TOTAL NET ASSETS - 100.0%				$4,980,756,297

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(c)	The coupon payment on these securities is currently in default as of September 30, 2013.

(d)	Illiquid security.

(e)	Value is less than $1.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR	— American Depositary Receipts

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Equity Income Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term investments†:
Common stocks:
Financials	$455,203,052	$12,528,687	—	$467,731,739
Utilities	260,810,557	75,763,357	—	336,573,914
Other common stocks	3,451,309,776	—	—	3,451,309,776
Convertible preferred stocks	78,568,398	—	—	78,568,398
Master limited partnerships	112,362,851	—	—	112,362,851
Asset-backed securities	—	3	—	3

Total long-term investments	$4,358,254,634	$88,292,047	—	$4,446,546,681

Short-term investments†	—	533,608,000	—	533,608,000

Total investments	$4,358,254,634	$621,900,047	—	$4,980,154,681

†	See Schedule of Investments for additional detailed categorizations.

(b) Repurchase agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(d) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

Notes to Schedule of Investments (unaudited) (continued)

(e) Master limited partnerships. Entities commonly referred to as “MLPs” are generally organized under state law as limited partnerships or limited liability companies. The Fund intends to primarily invest in MLPs receiving partnership taxation treatment under the Internal Revenue Code of 1986 (the “Code”), and whose interests or “units” are traded on securities exchanges like shares of corporate stock. To be treated as a partnership for U.S. federal income tax purposes, an MLP whose units are traded on a securities exchange must receive at least 90% of its income from qualifying sources such as interest, dividends, real estate rents, gain from the sale or disposition of real property, income and gain from mineral or natural resources activities, income and gain from the transportation or storage of certain fuels, and, in certain circumstances, income and gain from commodities or futures, forwards and options with respect to commodities. Mineral or natural resources activities include exploration, development, production, processing, mining, refining, marketing and transportation (including pipelines) of oil and gas, minerals, geothermal energy, fertilizer, timber or industrial source carbon dioxide. An MLP consists of a general partner and limited partners (or in the case of MLPs organized as limited liability companies, a managing member and members). The general partner or managing member typically controls the operations and management of the MLP and has an ownership stake in the partnership. The limited partners or members, through their ownership of limited partner or member interests, provide capital to the entity, are intended to have no role in the operation and management of the entity and receive cash distributions. The MLPs themselves generally do not pay U.S. federal income taxes. Thus, unlike investors in corporate securities, direct MLP investors are generally not subject to double taxation (i.e., corporate level tax and tax on corporate dividends). Currently, most MLPs operate in the energy and/or natural resources sector.

(f) Security transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At September 30, 2013, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$753,615,037
Gross unrealized depreciation	(39,234,632)

Net unrealized appreciation	$714,380,405

3. Derivative instruments and hedging activities

GAAP requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended September 30, 2013, the Fund did not invest in any derivative instruments.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By:	/S/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	November 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	November 25, 2013

By:	/S/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	November 25, 2013